Expense Example	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP Fund for Income Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 10 Years
USD ($)	120	407	714	1,588	151	500	872	1,920	77	240	417	930	107	334	579	1,283	76	249	438	984	77	240	417	930	76	239	416	929	72	224	390	871	85	276	483	1,080	54	259	480	1,117	82	260	453	1,012	88	296	521	1,169	85	293	518	1,166	64	225	401	908	106	344	600	1,335	118	390	682	1,514	115	387	679	1,511	95	320	563	1,261